Note 25 - Segmented Information (Details)	1 Months Ended	3 Months Ended	12 Months Ended					24 Months Ended		12 Months Ended				12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended					2 Months Ended		12 Months Ended
	Jul. 31, 2013	Apr. 30, 2013 USD ($)	Oct. 31, 2013 USD ($)	Oct. 31, 2012 USD ($)	Oct. 31, 2012 USD ($)	Oct. 31, 2011 USD ($)	Oct. 31, 2011 USD ($)	Oct. 31, 2013 USD ($)	Oct. 31, 2013 Sterilization Technologies [Member] Canada [Member] USD ($)	Oct. 31, 2013 Sterilization Technologies [Member] USD ($)	Oct. 31, 2012 Sterilization Technologies [Member] USD ($)	Oct. 31, 2011 Sterilization Technologies [Member] USD ($)	Oct. 31, 2013 Medical Isotopes [Member] Canada [Member] USD ($)	Oct. 31, 2013 Medical Isotopes [Member] USD ($)	Oct. 31, 2012 Medical Isotopes [Member] USD ($)	Oct. 31, 2011 Medical Isotopes [Member] USD ($)	Jul. 13, 2013 Extension [Member] Targeted Therapies [Member]	Jul. 31, 2013 Extension [Member] Targeted Therapies [Member]	Oct. 31, 2013 Customer Concentration Risk [Member] USD ($)	Oct. 31, 2012 Customer Concentration Risk [Member] USD ($)	Oct. 31, 2011 Customer Concentration Risk [Member] USD ($)	Jul. 13, 2013 Targeted Therapies [Member]	Jul. 31, 2013 Targeted Therapies [Member]	Oct. 31, 2013 Canada [Member] USD ($)	Oct. 31, 2012 Canada [Member] USD ($)	Oct. 31, 2011 Canada [Member] USD ($)	Oct. 31, 2013 AECL Arbitration and Legal Costs [Member] USD ($)	Oct. 31, 2013 Internal Investigation Costs [Member] USD ($)	Oct. 31, 2012 Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member] USD ($)	Oct. 31, 2012 Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member] CAD	Oct. 31, 2013 Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member] USD ($)
Note 25 - Segmented Information (Details) [Line Items]
Number of Operating Segments	3		2
Disposal Group Contract Term																	2 years	2 years				3 years	3 years
Internal Investigation Costs			$ 11,849,000	$ 9,827,000				$ 11,800,000																				$ 9,800,000
Strategic Review Costs			1,873,000					1,900,000
Arbitration And Legal Costs								600,000
Gain (Loss) on Disposition of Business			188,870,000					42,500,000
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements		(7,000,000)	(7,003,000)					(7,000,000)
			218,000	2,411,000	2,411,000			200,000
Recovery Of Investments								800,000
Legal Fees			567,000		5,576,000	12,172,000	12,200,000																				5,600,000		46,000,000	46,000,000	24,100,000
Loss on Note Receivable Due to Write Down			2,400,000
Gain on Sale of Investments							1,700,000
Goodwill			2,420,000	2,526,000	2,526,000			2,420,000	1,500,000	1,500,000			900,000	900,000
Revenues			$ 232,790,000		$ 244,840,000	$ 274,027,000	$ 274,027,000			$ 96,120,000	$ 95,434,000	$ 108,662,000		$ 100,348,000	$ 100,955,000	$ 122,789,000			$ 33,900,000	$ 51,800,000	$ 60,800,000			$ 10,961,000	$ 10,147,000	$ 6,360,000
Concentration Risk, Percentage																			15.00%	21.00%	22.00%